GOODWILL AND OTHER INTANGIBLE ASSETS Disclosures and Components of Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	$ 821	$ 772
Accumulated Amortization	392	278
Net Book Value	429	494
Purchased Technology [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	510	466
Accumulated Amortization	246	176
Net Book Value	264	290
Backlog [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	12	12
Accumulated Amortization	12	12
Net Book Value	0	0
Trademarks/Trade Name [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	40	39
Accumulated Amortization	20	13
Net Book Value	20	26
Customer Relationships [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	249	236
Accumulated Amortization	114	77
Net Book Value	135	159
Total Amortizable Intangible Assets [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	811	753
Accumulated Amortization	392	278
Net Book Value	419	475
In Process R And D [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	10	19
Accumulated Amortization	0	0
Net Book Value	$ 10	$ 19